Other Comprehensive Loss	12 Months Ended
Dec. 31, 2011
Other Comprehensive Loss
Note 10:	Other Comprehensive Loss

Other comprehensive loss components and related taxes were as follows:

	2011	2010
	(In thousands)

Unrealized gains (losses) on available-for-sale securities	$977	$(247)
Reclassification adjustment for realized gains on available-for-sale securities included in income	(363)	(76)
Change in unfunded status of defined benefit plan liability	(1,018)	(66)
Amortization of prior service cost included in net periodic pension cost	15	15
Amortization of net loss included in net periodic pension cost	66	71
Components of other comprehensive loss, before tax effect	(323)	(303)
Tax benefit	(110)	(103)

Other comprehensive loss	$(213)	$(200)

The components of accumulated other comprehensive loss, included in stockholders’ equity, are as follows:

	2011	2010
	(In thousands)

Net unrealized gain on securities available-for-sale	$744	$130
Net unrealized loss for unfunded status of defined benefit plan liability	(2,137)	(1,200)

	(1,393)	(1,070)
Tax effect	473	363

Net-of-tax amount	$(920)	$(707)